Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Level within Fair Value Hierarchy, Plan's Assets at Fair Value

The following tables present, by level within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and December 31, 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Unity Bancorp, Inc. common stock	$1,915,875	$-	$-	$1,915,875
Mutual funds	7,583,459	-	-	7,583,459
Common collective trusts, at net asset value*	-	-	-	4,697,346
Pooled separate accounts, at net asset value*	-	-	-	7,223,272
Total investments at fair value	$9,499,334	$-	$-	$21,419,952

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Unity Bancorp, Inc. common stock	$1,672,817	$-	$-	$1,672,817
Mutual funds	6,023,064	-	-	6,023,064
Common collective trusts, at net asset value*	-	-	-	3,841,627
Pooled separate accounts, at net asset value*	-	-	-	6,419,058
Total investments at fair value	$7,695,881	$-	$-	$17,956,566

* In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.